Lease obligations	12 Months Ended
Jun. 30, 2022
9. Lease obligations

9. Lease obligations

On July 1, 2019, the Company recognized a right of use asset and lease obligations of $24,164 using an incremental borrowing rate of 10.43% related to the long-term lease of the exploration camp in Fotadrevo, Madagascar. As of June 30, 2022, the exploration camp lease had a remaining term of 12 months.

On March 31, 2022, the Company recognized a right of use asset and lease obligations of $389,049 using an incremental borrowing rate of 13.8% related to the long-term emphyteutic property lease for the Molo mining property, which is payable to the Government of Madagascar and will expire in 2072.

The following table sets out the carrying amounts of lease obligations for right of use assets included in the consolidated statement of financial position and the movements between the reporting periods:

	Camp Lease	Property Lease	Total Obligations
	$	$	$
As at June 30, 2020	16,018	-	16,018
Lease payments	(6,367)	-	(6,367)
Finance costs	1,317	-	1,317
Foreign exchange adjustments	131	-	131
As at June 30, 2021	11,099	-	11,099
Additions	-	389,049	389,049
Lease payments	(6,027)	(47,252)	(53,279)
Finance costs	900	11,080	11,980
Foreign exchange adjustments	(318)	(8,713)	(9,031)
As at June 30, 2022	5,654	344,164	349,818

The following table sets out the lease obligations included in the consolidated statements of financial position:

	Camp Lease	Property Lease	Total Obligations
	$	$	$
Current portion of lease obligations	5,654	46,071	51,725
Long-term lease obligations	-	298,093	298,093
As at June 30, 2022	5,654	344,164	349,818

Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms are set out in the following table:

	Camp Lease	Property Lease	Total Obligations
	$	$	$
Within 12 months	5,890	46,071	51,961
Between 13 and 24 months	-	46,071	46,071
Between 25 and 36 months	-	46,071	46,071
Between 37 and 48 months	-	46,071	46,071
Between 49 and 60 months	-	46,071	46,071
Over 60 months	-	2,027,124	2,027,124
Total undiscounted lease obligations	5,890	2,257,479	2,263,369

Leases of low value assets, short term leases of 12 months or less, and leases with variable payments proportional to the rate of use of the underlying asset do not give rise to a lease obligation. During the year ended June 30, 2022, the Company recognized short-term rent expenses of $7,141 (2021: $19,857) in the consolidated statements of operations and comprehensive income (loss).